Shareholder’s Equity (Deficit) (Details) - Schedule of Black-Scholes Option Pricing Model - Black-Scholes option pricing model [Member]	12 Months Ended
Jun. 30, 2021 $ / shares
Shareholder’s Equity [Line Items]
Risk-free interest rate	0.87%
Expected life of the options	6 years 3 months
Expected volatility	64.75%
Expected dividend yield	0.00%
Fair value (in Dollars per share)	$ 5.45